Investment Objectives and Goals - ALPS Premium Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ALPS PREMIUM INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a combination of capital appreciation and income.